STOCKHOLDERS’ DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 7. STOCKHOLDERS’ EQUITY

On January 15, 2025, the Company reduced the number of authorized shares of capital stock from 1,000,000,000 shares to 100,000,000 shares. The number of authorized shares of Class A Common Stock, having a par value of $0.000001, was reduced from 800,000,000 to 80,000,000. The number of authorized shares of Class B Common Stock, having a par value of $0.000001, was reduced from 50,000,000 to 10,000,000. The number of authorized shares of Class C Common Stock, having a par value of $0.000001, was reduced from 75,000,000 to 0. The number of authorized shares of Preferred Stock, having a par value of $0.000001, was reduced from 75,000,000 to 10,000,000.

Class A Common Stock

As of September 30, 2025, the Company is authorized to issue 80,000,000 shares of Class A Common Stock with a par value of $0.000001 per share. Holders of the Company’s Class A Common Stock are entitled to one vote for each share and are entitled to receive dividends when and as declared by the Board of Directors, subject to the preferential rights of the holders of the Preferred Stocks. Holders of the Company’s Class A Common Stock have no preemptive or similar rights or conversion rights. In the event of a voluntary or involuntary liquidation, dissolution, distribution of assets or winding up of the Company, holders of Class A Common Stock will be entitled to share, ratably, in all assets remaining available for distribution after payment of all liabilities and after provision is made for each class of capital stock having preference over the Class A Common Stock, the Preferred Stock.

Upon formation of the Company, 25,000,000 shares of Class A Common Stock were issued to the majority shareholder, Sportech, at par. On May 10, 2024, 2,750,000 of these shares were resold to minority shareholders. On July 31, 2024, the Company entered into a Stock Surrender Agreement, pursuant to which the majority shareholder surrendered 15,093,132 shares of Class A Common Stock for no value. These shares were deemed to be cancelled.

The Company entered into various Subscription Agreements with their minority shareholders. Under these combined agreements, the Company seeks to raise in total up to $200,000 in proceeds in exchange for the issuance of up to 10 million Class A Common Stock shares to U.S and non-U.S. persons. During the nine months ended September 30, 2024, the Company issued 750,000 shares of Class A Common Stock under these agreements and received proceeds of $15,000. No shares were issued under these agreements during the nine months ended September 30, 2025. All shares issued under these agreements were outstanding as of September 30, 2025.

During the nine months ended September 30, 2025, the Company issued 750,000 shares of Class A Common Stock in connection with the Participative Loan further described in Note 4.

Class B Common Stock

As of September 30, 2025, the Company is authorized to issue 10,000,000 shares of Class B Common Stock with a par value of $0.000001 per share. Upon formation of the Company, 2,500,000 shares of Class B Common Stock were issued to the Company’s majority stockholder at par. Holders of the Company’s Class B Common Stock are entitled to twenty votes for each share and are entitled to receive dividends when and as declared by the Board of Directors, subject to the preferential rights of the holders of the Preferred Stocks. Holders of the Company’s Class B Common Stock have no preemptive or similar rights or conversion rights. In the event of a voluntary or involuntary liquidation, dissolution, distribution of assets or winding up of the Company, holders of Class B Common Stock will be entitled to share, ratably, in all assets remaining available for distribution after payment of all liabilities and after provision is made for each class of capital stock having preference over the Class B Common Stock, the Preferred Stock. As of September 30, 2025, there were 2,500,000 shares of Class B Common Stock issued and outstanding with the majority stockholder.

Class C Common Stock

Effective January 15, 2025, the Company eliminated the authorization to issue shares of Class C Common Stock with a par value of $0.000001 per share. Prior to the Company eliminating the authorization to issue shares of Class C Common Stock, no such shares had been issued or were outstanding since the Company’s inception.

Preferred Stock

As of September 30, 2025, the Company is authorized to issue 10,000,000 shares of Preferred Stock with a par value of $0.000001 per share. Holders of the Company’s Preferred Stock are entitled to zero votes for each share. The Board of Directors of the Company is hereby expressly authorized to provide for the issue of all or any of the shares of the Preferred Stock in one or more series, and to fix the number of shares and to determine or alter for each such series, such voting powers, if any, and such designations, powers, preferences, and relative, participating, optional, or other rights and such qualifications, limitations, or restrictions thereof, as shall be stated and expressed in the resolution or resolutions adopted by the Board of Directors. As of September 30, 2025, there were no such designations of any series of Preferred Stock nor were there any shares of Preferred Stock issued or outstanding.

Yorkville SEPA

On May 20, 2025, the Company entered into the SEPA with Yorkville. Pursuant to the SEPA, subject to certain conditions, the Company shall have the option, but not the obligation, to sell to Yorkville, and Yorkville shall subscribe for, an aggregate amount of up to up to $30,000,000 of the Company’s shares of Class A common stock, par value $0.0001 per share, at the Company’s request any time during the commitment period commencing on May 20, 2025 and terminating on the 36-month anniversary of the SEPA (the “SEPA Option”).

Although the agreement was executed on May 20, 2025, the Company accounted for the transaction as of May 22, 2025, the date on which the funds were received in connection with the first convertible note issued under the SEPA. This recognition date aligns with US GAAP guidance, which requires financial instruments to be recognized when the entity becomes a party to the contractual provisions and the consideration is received. Pursuant to the SEPA, the Company issued Yorkville the Yorkville Notes (Note 6 – Convertible Notes Payable).

Each advance (each, an “Advance”) the Company requests under the SEPA (notice of such request, an “Advance Notice”) may be for a number of shares of Class A common stock up to the greater of (i) 10,000 shares or (ii) such amount as is equal to 100% of the average daily volume traded of the Class A common stock during the five trading days immediately prior to the date the Company requests each Advance. The shares would be purchased, at the Company’s election, at a purchase price equal to, either:

(i)	95% of the average daily Volume Weighted Average Price (“VWAP”) of the Class A Common Stock on the Nasdaq Stock Market (“Nasdaq”), subject to certain conditions per the SEPA (Option 1), or
(ii)	96% of the lowest daily VWAP of the Class A Common Stock during the three trading days commencing on the Advance Notice date, subject to certain conditions per the SEPA (Option 2).

Yorkville may not purchase shares that would result in it and its affiliates beneficially owning more than (i) 4.99% of the Company’s outstanding Class A common stock, or (ii) more than 19.99% of the total outstanding shares of Class A and Class B common stock immediately prior to the execution of the SEPA, unless, in the case of the limitation in this clause (ii), shareholder approval to exceed such cap is obtained.

The SEPA Option was evaluated under ASC 815 and determined to be a freestanding financial instrument which did not meet the criteria to be accounted for as a derivative financial (asset) instrument, nor to be recognized within equity.

The SEPA Option was determined to have an insignificant fair value at both May 22, 2025 and September 30, 2025, based on management’s valuation using appropriate market inputs and assumptions.

In connection with the execution of the SEPA, the Company paid a cash structuring fee to Yorkville in the amount of $25,000 (the “Structuring Fee”). Additionally, the Company issued to Yorkville 37,500 shares of Class A common stock (the “Commitment Shares”) as a commitment fee, having an aggregate fair value of $300,000 at issuance. The aggregate fair value of the Structuring Fee and the Commitment Shares, totaling $325,000, was recorded on the accompanying condensed statement of operations under SEPA commitment fee and structuring fee as an expense upon execution of the SEPA.

Pursuant to the SEPA, while a balance remains outstanding under the Yorkville Notes, Yorkville may deliver an investor notice to receive shares in exchange for repayment of principal and interest. The number of shares issued is determined using the Conversion Price defined in the convertible note agreement, which is based on a VWAP formula and subject to a Floor Price. While any balance remains outstanding under the Yorkville Notes, the Company may not deliver Advance Notices under the SEPA unless an amortization event has occurred.

The SEPA will automatically terminate on the earlier of (i) the 36-month anniversary of the SEPA (unless Convertible Notes remain outstanding), or (ii) the date Yorkville has purchased shares equal to the full commitment amount of $30,000,000. The Company may terminate the SEPA at no cost with five trading days’ written notice, provided there are no outstanding Advance Notices and all amounts owed to Yorkville under the SEPA and the Yorkville Notes have been paid. Termination may also occur by mutual written consent.

There were no Advance Notices issued pursuant to the SEPA during the nine months ended September 30, 2025 or as of the date that these financial statements were issued.

Stock Based Compensation

On January 15, 2025, the Company adopted the Nomadar Corp. 2025 Omnibus Equity Incentive Plan (the “Plan”). The Plan reserves up to 3,000,000 shares of Class A Common Stock for issuance thereunder. As of the date that these condensed financial statements were available to be issued, there were no awards granted under the Plan.

On January 15, 2025, the Company approved a non-employee director compensation policy which authorizes the Company to award an inaugural option to purchase 40,000 shares of the Company’s Class A Common Stock, an annual option award to purchase 30,000 shares of the Company’s Class A Common Stock, and an annual cash compensation component for board and committee members and chairs. The annual retainers payable to non-employee directors for service on our board of directors and its committees are (i) $30,000 for service on our board of directors, (ii) $4,000 for service on the nominating and corporate governance committee, (iii) $5,000 for service on the compensation committee, (iv) $6,000 for service on the audit committee, (v) an additional $20,000 for the chair(s) of our board of directors, (vi) an additional $6,000 for the chairman of each of the compensation committee and the nominating and corporate governance committee, and (vii) an additional $8,000 for the chairman of the audit committee. The Company’s obligations to furnish these payments will begin following applicable board and committee approvals. As of the date that these condensed financial statements were available to be issued, there were no awards granted or compensation earned under this policy.

NOTE 5. STOCKHOLDERS’ DEFICIT

Reverse Stock Split

On November 27, 2024, the Company’s Board of Directors and a majority of our stockholders approved an amendment to the Company’s certificate of incorporation (the “Amendment”) to effect a reverse stock split of the outstanding shares of the Company’s Class A Common Stock and Class B Common Stock, each at a ratio of one-for-two (1-for-2) (the “Reverse Stock Split”). The Amendment became effective on the same date, upon filing of the Amendment with the Secretary of State of the State of Delaware. As a result of the Reverse Stock Split, every two (2) shares of the Company’s issued and outstanding Class A Common Stock, and every two (2) shares of the Company’s issued and outstanding Class B Common Stock, automatically and without any action of the Company or any holder thereof, were combined into one (1) validly issued and non-assessable share of Class A Common Stock or Class B Common Stock, respectively. No fractional shares were issued to any stockholder of the Company, and in lieu of issuing any such fractional shares, any fractional shares resulting from the Reverse Stock Split if applicable, were be rounded up to the nearest whole share of Common Stock. The shares of Common Stock as adjusted for the Reverse Stock Split remain fully paid and non-assessable. The Reverse Stock Split did not affect the number of authorized shares of the Common Stock or the par value of the Common Stock nor did it change the authorized shares of Preferred Stock or the relative voting power of holders of the outstanding Common Stock. Accordingly, all share amounts for all periods presented in the accompanying financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect the effect of the Reverse Stock Split.

Class A Common Stock

As of December 31, 2024 and 2023, the Company is authorized to issue 800,000,000 shares of Class A Common Stock with a par value of $0.000001 per share. Holders of the Company’s Class A Common Stock are entitled to one vote for each share and are entitled to receive dividends when and as declared by the Board of Directors, subject to the preferential rights of the holders of the Preferred Stocks. Holders of the Company’s Class A Common Stock have no preemptive or similar rights or conversion rights. In the event of a voluntary or involuntary liquidation, dissolution, distribution of assets or winding up of the Company, holders of Class A Common Stock will be entitled to share, ratably, in all assets remaining available for distribution after payment of all liabilities and after provision is made for each class of capital stock having preference over the Class A Common Stock, the Preferred Stock.

Upon formation of the Company, 25,000,000 shares of Class A Common Stock were issued to the majority shareholder, Sportech, at par. On May 10, 2024, 2,750,000 of these shares were resold to minority shareholders. On July 31, 2024, the Company entered into a Stock Surrender Agreement, pursuant to which the majority shareholder surrendered 15,093,132 shares of Class A Common Stock for no value. These shares were deemed to be cancelled.

NOMADAR CORP.

NOTES TO FINANCIAL STATEMENTS

The Company entered into various Subscription Agreements with their minority shareholders. Under these combined agreements, the Company seeks to raise in total up to $200,000 in proceeds in exchange for the issuance of up to 10 million Class A Common Stock shares to U.S and non-U.S. persons. During the period from August 8, 2023 (inception) through December 31, 2023, the Company issued 910,000 shares of Class A Common Stock under these agreements and received proceeds of $18,200. During the year ended December 31, 2024, the Company issued 764,350 shares of Class A Common Stock under these agreements and received proceeds of $32,600. All shares issued under these agreements were outstanding as of December 31, 2024.

As of December 31, 2024, there was 11,581,218 shares of Class A Common Stock issued and outstanding.

Effective January 15, 2025, the Company reduced the number of authorized shares of capital stock from 1,000,000,000 shares to 100,000,000 shares. The number of authorized shares of Class A Common Stock, having a par value of $0.000001, was reduced from 800,000,000 to 80,000,000.

Class B Common Stock

As of December 31, 2024 and 2023, the Company is authorized to issue 50,000,000 shares of Class B Common Stock with a par value of $0.000001 per share. Upon formation of the Company, 2,500,000 shares of Class B Common Stock were issued to the Company’s majority stockholder at par. Holders of the Company’s Class B Common Stock are entitled to twenty votes for each share and are entitled to receive dividends when and as declared by the Board of Directors, subject to the preferential rights of the holders of the Preferred Stocks. Holders of the Company’s Class B Common Stock have no preemptive or similar rights or conversion rights. In the event of a voluntary or involuntary liquidation, dissolution, distribution of assets or winding up of the Company, holders of Class B Common Stock will be entitled to share, ratably, in all assets remaining available for distribution after payment of all liabilities and after provision is made for each class of capital stock having preference over the Class B Common Stock, the Preferred Stock. As of December 31, 2024, there were 2,500,000 shares of Class B Common Stock issued and outstanding with the majority stockholder.

Effective January 15, 2025, the number of authorized shares of Class B Common Stock, having a par value of $0.000001, was reduced from 50,000,000 to 10,000,000.

Class C Common Stock

As of December 31, 2024 and 2023, the Company is authorized to issue 75,000,000 shares of Class C Common Stock with a par value of $0.000001 per share. As of December 31, 2024, there were no shares of Class C Common Stock issued or outstanding. Effective January 15, 2025, the Company eliminated the authorization to issue shares of Class C Common Stock.

Preferred Stock

As of December 31, 2024 and 2023, the Company is authorized to issue 75,000,000 shares of Preferred Stock with a par value of $0.000001 per share. Effective January 15, 2025, the number of authorized shares of Preferred Stock, having a par value of $0.000001, was reduced from 75,000,000 to 10,000,000. Holders of the Company’s Preferred Stock are entitled to zero votes for each share. The Board of Directors of the Company is hereby expressly authorized to provide for the issue of all or any of the shares of the Preferred Stock in one or more series, and to fix the number of shares and to determine or alter for each such series, such voting powers, if any, and such designations, powers, preferences, and relative, participating, optional, or other rights and such qualifications, limitations, or restrictions thereof, as shall be stated and expressed in the resolution or resolutions adopted by the Board of Directors. As of December 31, 2024, there were no such designations of any series of Preferred Stock nor were there any shares of Preferred Stock issued or outstanding.

NOMADAR CORP.

NOTES TO FINANCIAL STATEMENTS

Stock Based Compensation

The Company entered into service agreements (the “Consultancy and Management Agreements”) with two of its employees. Pursuant to the terms of the service agreements, the two employees were issued 418,782 shares of the Company’s Class A Common Stock which were initially set to vest only upon the successful completion of the Proposed Direct Listing. The Company had not recognized any stock-based compensation expense related to these service agreements due to the fact that the Company had not yet completed its Proposed Direct Listing. On November 5, 2024, the Consultancy and Management Agreements between Sportech and each of the two employees, were cancelled upon mutual agreement of the parties and the right to receive such shares was forfeited.

On January 15, 2025, the Company adopted the Nomadar Corp. 2025 Omnibus Equity Incentive Plan (the “Plan”). The Plan reserves up to 3,000,000 shares of Class A Common Stock for issuance thereunder. As of the date that these financial statements were available to be issued, there were no awards granted under the Plan.

On January 15, 2025, the Company approved a non-employee director compensation policy which authorizes the Company to award an inaugural option to purchase 40,000 shares of the Company’s Class A Common Stock, an annual option award to purchase 30,000 shares of the Company’s Class A Common Stock, and an annual cash compensation component for board and committee members and chairs. The annual retainers payable to non-employee directors for service on our board of directors and its committees are (i) $30,000 for service on our board of directors, (ii) $4,000 for service on the nominating and corporate governance committee, (iii) $5,000 for service on the compensation committee, (iv) $6,000 for service on the audit committee, (v) an additional $20,000 for the chair(s) of our board of directors, (vi) an additional $6,000 for the chairman of each of the compensation committee and the nominating and corporate governance committee, and (vii) an additional $8,000 for the chairman of the audit committee. The Company’s obligations to furnish these payments will begin only following the completion of the Direct Listing. As of the date that these financial statements were available to be issued, there were no awards granted or compensation earned under this policy.